UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22795

           First Trust Intermediate Duration Preferred & Income Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
     ----------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2013
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)

                                                                           STATED
     SHARES                       DESCRIPTION                               RATE      STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

$20 PAR PREFERRED SECURITIES - 0.4%

                  REAL ESTATE INVESTMENT TRUSTS - 0.4%
         312,157  CommonWealth REIT ...................................      7.50%        11/15/19     $    6,520,960
                                                                                                       --------------
                  TOTAL $20 PAR PREFERRED SECURITIES.................................................       6,520,960
                                                                                                       --------------
                  (Cost $6,565,806)

$25 PAR PREFERRED SECURITIES - 19.0%

                  CAPITAL MARKETS - 1.9%
          21,808  Affiliated Managers Group, Inc. .....................      6.38%        08/15/42            544,110
         100,000  Apollo Investment Corp. .............................      6.88%        07/15/43          2,339,000
         189,424  Ares Capital Corp. ..................................      7.00%        02/15/22          4,866,302
          44,567  Ares Capital Corp. ..................................      7.75%        10/15/40          1,148,492
         334,403  Goldman Sachs Group, Inc. ...........................      6.13%        11/01/60          8,447,020
          85,000  Morgan Stanley Capital Trust VI .....................      6.60%        02/01/46          2,130,950
         100,000  Morgan Stanley Capital Trust VII ....................      6.60%        10/15/66          2,516,000
         178,669  Raymond James Financial, Inc. .......................      6.90%        03/15/42          4,615,020
                                                                                                       --------------
                                                                                                           26,606,894
                                                                                                       --------------

                  COMMERCIAL BANKS - 4.4%
         323,084  HSBC Holdings PLC, Series 2 .........................      8.00%          (a)             8,797,577
         100,000  PNC Financial Services Group, Inc., Series P (b).....      6.13%          (a)             2,625,000
         246,368  Regions Financial Corp., Series A ...................      6.38%          (a)             6,068,044
         323,170  Santander Finance Preferred SAU, Series 10 ..........     10.50%          (a)             8,612,481
         190,000  SunTrust Banks, Inc., Series E ......................      5.88%          (a)             4,491,600
         200,000  Taylor Capital Group Inc. ...........................      8.00%          (a)             5,124,000
         165,000  Texas Capital Bancshares Inc. .......................      6.50%          (a)             4,057,350
          44,618  Webster Financial Corp., Series E ...................      6.40%          (a)             1,106,526
         373,036  Wells Fargo & Co. (b)................................      5.85%          (a)             9,203,731
         175,000  Wells Fargo & Co., Series J .........................      8.00%          (a)             4,968,250
          66,300  Zions Bancorporation (b).............................      6.30%          (a)             1,673,412
         195,000  Zions Bancorporation, Series C ......................      9.50%          (a)             4,980,300
                                                                                                       --------------
                                                                                                           61,708,271
                                                                                                       --------------

                  CONSUMER FINANCE - 0.5%
         279,601  Discover Financial Services, Series B ...............      6.50%          (a)             6,987,229
                                                                                                       --------------

                  DIVERSIFIED FINANCIAL SERVICES - 4.0%
         817,473  Citigroup Capital XIII (b)...........................      7.88%        10/30/40         22,480,507
         459,567  Countrywide Capital V ...............................      7.00%        11/01/36         11,539,727
         196,292  ING Groep N.V. ......................................      6.20%          (a)             4,667,824
         279,112  ING Groep N.V. ......................................      6.38%          (a)             6,718,226
          77,290  ING Groep N.V. ......................................      7.38%          (a)             1,946,935
           2,856  KKR Financial Holdings LLC ..........................      8.38%        11/15/41             78,369
         216,813  KKR Financial Holdings LLC, Series A ................      7.38%          (a)             5,485,369
         172,752  RBS Capital Funding Trust VII, Series G .............      6.08%          (a)             3,427,400
                                                                                                       --------------
                                                                                                           56,344,357
                                                                                                       --------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
          83,750  Qwest Corp. .........................................      7.38%        06/01/51          2,123,063

                See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                                           STATED
     SHARES                       DESCRIPTION                               RATE      STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

$25 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
         148,899  Qwest Corp. .........................................      7.50%        09/15/51     $    3,817,770
         120,211  Qwest Corp. .........................................      7.00%        04/01/52          3,025,711
         315,508  Qwest Corp. .........................................      6.13%        06/01/53          7,111,550
                                                                                                       --------------
                                                                                                           16,078,094
                                                                                                       --------------

                  ELECTRIC UTILITIES - 0.7%
         189,962  Entergy Arkansas Inc. ...............................      4.75%        06/01/63          3,968,306
           3,287  Entergy Mississippi, Inc. ...........................      6.00%        05/01/51             81,583
          59,454  Entergy Texas, Inc. .................................      7.88%        06/01/39          1,589,800
          15,392  NextEra Energy Capital Holdings, Inc., Series F .....      8.75%        03/01/69            406,041
          31,781  NextEra Energy Capital Holdings, Inc., Series G .....      5.70%        03/01/72            745,582
          32,023  NextEra Energy Capital Holdings, Inc., Series H .....      5.63%        06/15/72            742,613
         101,653  PPL Capital Funding, Inc., Series B .................      5.90%        04/30/73          2,337,003
                                                                                                       --------------
                                                                                                            9,870,928
                                                                                                       --------------

                  INSURANCE - 3.4%
          67,806  Arch Capital Group Ltd., Series C ...................      6.75%          (a)             1,720,238
         200,000  Aspen Insurance Holdings Ltd. (b)....................      5.95%          (a)             5,140,000
          94,500  Aspen Insurance Holdings Ltd. (b)....................      7.40%          (a)             2,518,425
          41,834  Aviva PLC ...........................................      8.25%        12/01/41          1,153,363
         150,515  Axis Capital Holdings Ltd., Series C ................      6.88%          (a)             3,910,380
           1,074  Endurance Specialty Holdings Ltd., Series A .........      7.75%          (a)                28,407
         264,683  Endurance Specialty Holdings Ltd., Series B .........      7.50%          (a)             6,992,925
         346,987  Hartford Financial Services Group, Inc. (b)..........      7.88%        04/15/42         10,204,888
         222,240  MetLife, Inc., Series B .............................      6.50%          (a)             5,598,226
         175,000  Montpelier Re Holdings Ltd. .........................      8.88%          (a)             4,632,250
          85,000  PartnerRe Ltd., Series E ............................      7.25%          (a)             2,255,050
         175,927  Reinsurance Group of America, Inc. (b)...............      6.20%        09/15/42          4,494,935
           7,000  WR Berkley Corp. ....................................      5.63%        04/30/53            148,960
                                                                                                       --------------
                                                                                                           48,798,047
                                                                                                       --------------

                  MULTI-UTILITIES - 0.0%
           2,266  DTE Energy Co. ......................................      6.50%        12/01/61             58,440
                                                                                                       --------------

                  REAL ESTATE INVESTMENT TRUSTS - 2.8%
         245,007  CommonWealth REIT ...................................      5.75%        08/01/42          5,301,951
         178,774  CommonWealth REIT, Series E .........................      7.25%          (a)             4,424,657
          90,000  Digital Realty Trust, Inc., Series E ................      7.00%          (a)             2,250,000
         110,285  DuPont Fabros Technology Inc. .......................      7.88%          (a)             2,839,839
          62,848  EPR Properties, Series F ............................      6.63%          (a)             1,508,352
           3,370  Health Care REIT, Inc., Series J ....................      6.50%          (a)                85,261
          61,206  Hospitality Properties Trust, Series D ..............      7.13%          (a)             1,561,977
          30,980  Kilroy Realty Corp. .................................      6.38%          (a)               739,183
         150,541  Kilroy Realty Corp. .................................      6.88%          (a)             3,686,749

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                                           STATED
     SHARES                       DESCRIPTION                               RATE      STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          22,444  Kimco Realty Corp., Series H ........................      6.90%          (a)        $      568,731
         203,508  National Retail Properties, Inc., Series D ..........      6.63%          (a)             5,089,735
           1,007  PS Business Parks Inc. ..............................      6.88%          (a)                25,316
          34,535  PS Business Parks, Inc., Series S ...................      6.45%          (a)               849,216
          67,037  PS Business Parks, Inc., Series T ...................      6.00%          (a)             1,553,247
          11,480  Public Storage ......................................      6.50%          (a)               290,444
          29,394  Public Storage, Series R ............................      6.35%          (a)               741,023
          33,338  Regency Centers Corp., Series 6 .....................      6.63%          (a)               833,783
          99,794  Taubman Centers, Inc., Series J .....................      6.50%          (a)             2,457,926
          70,879  Taubman Centers, Inc., Series K .....................      6.25%          (a)             1,679,832
          33,609  Vornado Realty Trust, Series I ......................      6.63%          (a)               849,636
          88,499  Vornado Realty Trust, Series J ......................      6.88%          (a)             2,272,654
                                                                                                       --------------
                                                                                                           39,609,512
                                                                                                       --------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.2%
          29,358  Telephone & Data Systems Inc. .......................      6.63%        03/31/45            735,418
          57,253  Telephone & Data Systems, Inc. ......................      6.88%        11/15/59          1,465,104
           1,989  Telephone & Data Systems, Inc. ......................      7.00%        03/15/60             51,336
          32,455  US Cellular Corp. ...................................      6.95%        05/15/60            827,603
                                                                                                       --------------
                                                                                                            3,079,461
                                                                                                       --------------
                  TOTAL $25 PAR PREFERRED SECURITIES.................................................     269,141,233
                  (Cost $275,699,613)                                                                  --------------

$50 PAR PREFERRED SECURITIES - 0.2%

                  CONSUMER FINANCE - 0.2%
          54,367  SLM Corp. ...........................................      6.97%          (a)             2,650,391
                                                                                                       --------------
                  TOTAL $50 PAR PREFERRED SECURITIES.................................................       2,650,391
                                                                                                       --------------
                  (Cost $2,677,798)

$100 PAR PREFERRED SECURITIES - 2.3%

                  COMMERCIAL BANKS - 1.6%
          50,000  CoBank ACB ..........................................      6.13%          (a)             4,990,625
         175,000  CoBank ACB (b) (c)...................................      6.25%          (a)            18,063,290
                                                                                                       --------------
                                                                                                           23,053,915
                                                                                                       --------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.7%
         100,000  Farm Credit Bank of Texas (b) (c)....................      6.75%          (a)            10,025,000
                                                                                                         ------------


                  TOTAL $100 PAR PREFERRED SECURITIES................................................      33,078,915
                  (Cost $33,913,750)                                                                   --------------

$1,000 PAR PREFERRED SECURITIES - 4.6%

                  COMMERCIAL BANKS - 1.4%
           9,310  Santander Finance Preferred SAU, Series 11 (b).......     10.50%          (a)             9,909,331

                See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                                           STATED
     SHARES                       DESCRIPTION                               RATE      STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

$1,000 PAR PREFERRED SECURITIES (CONTINUED)

                  COMMERCIAL BANKS (CONTINUED)
          10,000  AgStar Financial Services ACA (b) (c)................      6.75%          (a)        $    9,961,875
                                                                                                       --------------
                                                                                                           19,871,206
                                                                                                       --------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.1%
          15,000  Pitney Bowes International Holdings Inc. (c).........      6.13%          (a)            14,888,438
                                                                                                       --------------



                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
          16,000  Centaur Funding Corp. (c)............................      9.08%        04/21/20         19,635,000
                                                                                                       --------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.7%
           8,000  Sovereign Real Estate Investment Trust (c)...........      12.00%         (a)            10,457,160
                                                                                                       --------------


                  TOTAL $1,000 PAR PREFERRED SECURITIES..............................................      64,851,804
                  (Cost $65,673,043)                                                                   --------------

      PAR                                                                  STATED
     AMOUNT                       DESCRIPTION                               RATE      STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

CAPITAL PREFERRED SECURITIES - 102.0%

                  CAPITAL MARKETS - 3.3%
$     28,850,000  Deutsche Bank Capital Funding Trust VII (b) (c)......      5.63%         (a)             28,922,125
      18,500,000  Goldman Sachs Capital I .............................      6.35%       02/15/34          18,405,391
                                                                                                       --------------
                                                                                                           47,327,516
                                                                                                       --------------

                  COMMERCIAL BANKS - 35.7%
      18,600,000  Banco Bilbao Vizcaya Argentaria S.A. (b).............      9.00%         (a)             18,224,280
      10,000,000  Barclays Bank PLC ...................................      7.63%       11/21/22           9,975,000
      21,000,000  Barclays Bank PLC (b)................................      7.75%       04/10/23          21,630,000
       6,000,000  Barclays Bank PLC (b) (c)............................      7.43%         (a)              6,501,000
      16,750,000  BBVA International Preferred SAU (b).................      5.92%         (a)             15,326,250
      17,000,000  BNP Paribas S.A. (b) (c).............................      7.20%         (a)             17,178,500
       7,500,000  BPCE S.A. (b) (c)....................................     12.50%         (a)              9,346,875
       3,000,000  BPCE S.A. ...........................................     13.00%         (a)              3,409,500
      20,000,000  Cooperatieve Centrale Raiffeisen-Boerenleenbank
                      BA (b)...........................................      8.40%         (a)             21,911,600
      21,604,000  Cooperatieve Centrale Raiffeisen-Boerenleenbank
                      BA (b) (c).......................................     11.00%         (a)             28,045,362
       6,000,000  Credit Agricole S.A. (b) (c).........................      8.38%         (a)              6,480,000
       5,000,000  Danske Bank A/S .....................................      7.13%       09/21/37           5,093,750
       8,700,000  Fifth Third Capital Trust IV (b).....................      6.50%       04/15/37           8,700,000
       6,725,000  HSBC Capital Funding LP (b) (c)......................     10.18%         (a)              9,700,812
      26,000,000  KBC Bank NV (b)......................................      8.00%       01/25/23          26,611,000
       9,000,000  LBG Capital No.1 PLC (b) (c).........................      8.00%         (a)              9,178,677
      22,755,000  Lloyds Banking Group PLC (b) (c).....................      5.92%         (a)             18,886,650
      23,500,000  Lloyds Banking Group PLC (b) (c).....................      6.27%         (a)             19,857,500
      13,500,000  Lloyds TSB Bank PLC (b) (c)..........................     12.00%         (a)             18,258,750

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

      PAR                                                                  STATED
     AMOUNT                       DESCRIPTION                               RATE      STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

CAPITAL PREFERRED SECURITIES (CONTINUED)

                  COMMERCIAL BANKS (CONTINUED)
$     23,020,000  M&T Bank Corp. (c)...................................      6.88%          (a)        $   23,973,673
      10,000,000  Macquarie PMI LLC ...................................      8.38%          (a)            10,450,000
       9,964,000  Mizuho Capital Investment, Ltd. (b) (c)..............     14.95%          (a)            11,109,860
      10,754,000  Natixis (b)..........................................     10.00%          (a)            12,259,560
       2,000,000  Natixis (b)..........................................     10.00%          (a)             2,280,000
       4,200,000  NIBC Bank N.V. ......................................      7.63%          (a)             3,633,000
      24,600,000  Royal Bank of Scotland Group PLC, Series U (b).......      7.64%          (a)            22,447,500
       7,750,000  SMFG Preferred Capital USD 3 Ltd. (b) (c)............      9.50%          (a)             9,514,675
      37,600,000  Societe Generale S.A. (b)............................      6.63%          (a)            38,164,000
      15,184,000  Standard Chartered Bank (b)..........................      9.50%          (a)            16,588,520
       4,500,000  Standard Chartered PLC (b) (c).......................      6.41%          (a)             4,589,438
       8,500,000  UBS AG (b)...........................................      7.25%        02/22/22          9,152,562
      46,000,000  Wells Fargo & Co., Series K (b)......................      7.98%          (a)            51,865,000
      10,000,000  Westpac Capital Trust III (b)........................      5.82%          (a)            10,085,000
       6,800,000  Zions Bancorporation (b).............................      5.80%          (a)             6,358,000
                                                                                                       --------------
                                                                                                          506,786,294
                                                                                                       --------------

                  DIVERSIFIED FINANCIAL SERVICES - 20.2%
       1,000,000  Ageas Hybrid Financing S.A. .........................      8.25%          (a)             1,005,714
      25,500,000  Bank of America Corp. (b)............................      8.00%          (a)            28,371,682
      20,000,000  Bank of America Corp. (b)............................      8.13%          (a)            22,300,280
         800,000  Citigroup Inc. (b)...................................      8.40%          (a)               882,867
      28,000,000  Citigroup, Inc. (b)..................................      5.95%          (a)            27,160,000
      10,000,000  Credit Suisse Group Guernsey I Ltd. (b)..............      7.88%        02/24/41         10,650,000
      47,500,000  General Electric Capital Corp., Series A (b).........      7.13%          (a)            53,526,895
      20,520,000  Glen Meadow Pass Through Trust (b) (c)...............      6.51%        02/12/67         19,596,600
       9,000,000  ING Groep N.V. (b)...................................      5.78%          (a)             9,000,000
      14,530,000  ING US, Inc. (b) (c).................................      5.65%        05/15/53         13,694,525
      40,009,000  JPMorgan Chase & Co., Series 1 (b)...................      7.90%          (a)            44,554,342
      25,000,000  JPMorgan Chase & Co., Series R (b)...................      6.00%          (a)            24,656,250
       7,500,000  Svensk Exportkredit AB (c)...........................      6.38%          (a)             7,462,473
      10,000,000  UBS AG ..............................................      7.63%        08/17/22         11,143,660
      11,585,000  ZFS Finance USA Trust II (b) (c).....................      6.45%        12/15/65         12,424,913
                                                                                                       --------------
                                                                                                          286,430,201
                                                                                                       --------------

                  ELECTRIC UTILITIES - 2.8%
      14,975,000  NextEra Energy Capital Holdings Inc. (b).............      7.30%        09/01/67         16,674,483
      17,500,000  PPL Capital Funding Inc. (b).........................      6.70%        03/30/67         18,214,665
       4,179,000  Southern California Edison Co., Series E (b).........      6.25%          (a)             4,471,530
                                                                                                       --------------
                                                                                                           39,360,678
                                                                                                       --------------

                  ENERGY EQUIPMENT & SERVICES - 0.5%
       7,000,000  DCP Midstream LLC (b) (c)............................      5.85%        05/21/43          6,720,000
                                                                                                       --------------

                  INSURANCE - 35.3%
      23,000,000  American International Group, Inc. (b)...............      8.18%        05/15/58         28,232,500

                See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

      PAR                                                                  STATED
     AMOUNT                       DESCRIPTION                               RATE      STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
$     25,500,000  Aquarius + Investments PLC for Swiss Reinsurance Co.
                      Ltd. (b).........................................      8.25%          (a)        $   27,476,250
       5,000,000  Assured Guaranty Municipal Holdings, Inc. (b) (c)....      6.40%        12/15/66          4,450,000
      31,337,000  Aviva PLC ...........................................      8.25%          (a)            33,641,836
       6,800,000  AXA S.A. ............................................      8.60%        12/15/30          8,253,004
      15,000,000  AXA S.A. (b) (c).....................................      6.38%          (a)            15,000,000
      25,055,000  AXA S.A. (b) (c).....................................      6.46%          (a)            25,117,638
       1,050,000  Catlin Insurance Co Ltd. (b) (c).....................      7.25%          (a)             1,102,500
       8,500,000  CHUBB Corp. (b)......................................      6.38%        03/29/67          9,243,750
       5,500,000  Cloverie PLC for Zurich Insurance Co. Ltd. (b).......      8.25%          (a)             6,331,892
      12,500,000  Dai-ichi Life Insurance Co Ltd. (The) (b) (c)........      7.25%          (a)            13,896,275
      22,200,000  Genworth Holdings Inc. (b)...........................      6.15%        11/15/66         19,674,750
      23,782,000  Hartford Financial Services Group Inc. (b)...........      8.13%        06/15/38         27,230,390
       8,100,000  Liberty Mutual Group, Inc. (b) (c)...................      7.00%        03/15/37          8,403,750
      23,000,000  Lincoln National Corp. (b)...........................      7.00%        05/17/66         23,805,000
      18,000,000  Lincoln National Corp. (b)...........................      6.05%        04/20/67         18,090,000
      10,000,000  MetLife Capital Trust IV (c).........................      7.88%        12/15/37         11,850,000
       3,500,000  MetLife Capital Trust X (c)..........................      9.25%        04/08/38          4,672,500
      16,265,000  MetLife Inc. ........................................     10.75%        08/01/39         24,804,125
      25,000,000  MetLife, Inc. .......................................      6.40%        12/15/36         26,000,000
       3,000,000  Nationwide Financial Services Capital Trust .........      7.90%        03/01/37          3,305,280
      13,000,000  Nationwide Financial Services Inc. ..................      6.75%        05/15/37         13,325,000
       5,000,000  Provident Financing Trust I .........................      7.41%        03/15/38          5,551,855
      23,265,000  Prudential Financial Inc. (b)........................      8.88%        06/15/38         28,150,650
      19,389,000  Prudential PLC (b)...................................     11.75%          (a)            21,837,908
      36,520,000  QBE Capital Funding III Ltd. (b) (c).................      7.25%        05/24/41         39,259,000
       5,500,000  StanCorp Financial Group Inc. (b)....................      6.90%        06/01/67          5,561,875
       8,000,000  Swiss Re Capital I LP (b) (c)........................      6.85%          (a)             8,420,000
      39,311,000  XL Group PLC, Series E (b)...........................      6.50%          (a)            38,819,612
                                                                                                       --------------
                                                                                                          501,507,340
                                                                                                       --------------

                  METALS & MINING - 1.1%
      14,872,000  ArcelorMittal (b)....................................      8.75%           (a)           16,139,838
                                                                                                       --------------

                  MULTI-UTILITIES - 1.1%
       9,000,000  Dominion Resources Inc. (b)..........................      7.50%        06/30/66          9,861,462
       5,000,000  RWE AG ..............................................      7.00%        10/12/72          5,422,500
                                                                                                       --------------
                                                                                                           15,283,962
                                                                                                       --------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
       5,000,000  BG Energy Capital PLC (b)............................      6.50%        11/30/72          5,375,500
      16,000,000  Enbridge Energy Partners LP (b)......................      8.05%        10/01/37         18,170,960

Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

      PAR                                                                  STATED
     AMOUNT                       DESCRIPTION                               RATE      STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

CAPITAL PREFERRED SECURITIES (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$      4,000,000  Enterprise Products Operating LLC (b)................      7.03%        01/15/68     $    4,494,328
                                                                                                       --------------
                                                                                                           28,040,788
                                                                                                       --------------
                  TOTAL CAPITAL PREFERRED SECURITIES.................................................   1,447,596,617
                  (Cost $1,479,950,775)                                                                --------------

   PRINCIPAL                                                               STATED
     VALUE                        DESCRIPTION                              COUPON     STATED MATURITY      VALUE
----------------  -----------------------------------------------------  -----------  ---------------  --------------

CORPORATE BONDS AND NOTES - 2.7%

                  CAPITAL MARKETS - 0.7%
      10,000,000  Goldman Sachs Group Inc. (The) ......................      6.75%        10/01/37         10,553,720
                                                                                                       --------------

                  COMMERCIAL BANKS - 2.0%
       9,940,000  Barclays Bank PLC (c)................................     10.18%        06/12/21         12,793,724
       2,560,000  Barclays Bank PLC ...................................     10.18%        06/12/21          3,294,963
       1,010,000  BBVA Global Finance Ltd. ............................      7.00%        12/01/25          1,012,518
      10,000,000  Royal Bank of Scotland PLC (The) (b).................      9.50%        03/16/22         11,091,500
                                                                                                       --------------
                                                                                                           28,192,705
                                                                                                       --------------
                  TOTAL CORPORATE BONDS AND NOTES....................................................      38,746,425
                  (Cost $39,479,735)                                                                   --------------

                  TOTAL INVESTMENTS - 131.2%.........................................................   1,862,586,345
                  (Cost $1,903,960,520) (d)

                  OUTSTANDING LOAN - (35.2%).........................................................    (500,000,000)

                  NET OTHER ASSETS AND LIABILITIES - 4.0%............................................      56,853,905
                                                                                                       --------------
                  NET ASSETS - 100.0%................................................................  $1,419,440,250
                                                                                                       ==============

-----------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2013. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2013, securities noted as such amounted to $521,698,116 or 36.75% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,376,717 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $44,750,892.


                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2        LEVEL 3
                                                       TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                          7/31/2013       PRICES         INPUTS         INPUTS
------------------------------------------------  --------------  ------------  --------------  ------------
$20 Par Preferred Securities*...................  $    6,520,960  $  6,520,960  $           --  $         --
$25 Par Preferred Securities*...................     269,141,233   269,141,233              --            --
$50 Par Preferred Securities*...................       2,650,391     2,650,391              --            --
$100 Par Preferred Securities*..................      33,078,915    33,078,915              --            --
$1,000 Par Preferred Securities*................      64,851,804    64,851,804              --            --
Capital Preferred Securities*...................   1,447,596,617            --   1,447,596,617            --
Corporate Bonds and Notes*......................      38,746,425            --      38,746,425            --
                                                  --------------  ------------  --------------  ------------
TOTAL INVESTMENTS...............................  $1,862,586,345  $376,243,303  $1,486,343,042  $         --
                                                  ==============  ============  ==============  ============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2013.


Page 8          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

        FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
                           JULY 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Intermediate Duration Preferred & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on February 4, 2013 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ( the "1940 Act"). The Fund trades under the ticker symbol FPF on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

        FIRST TRUST INTERMEDIATE DURATION PREFERRED & INCOME FUND (FPF)
                           JULY 31, 2013 (UNAUDITED)


      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Intermediate Duration Preferred & Income Fund
              ----------------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 18, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 18, 2013
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 18, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.